Financial Assets and Liabilities Measured at Fair Value Through Profit or Loss (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,709,531	$ 70,366
Structured Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, mandatorily measured at FVTPL	1,639,457	0
Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, mandatorily measured at FVTPL	70,074	0
Financial assets, held for trading	0	70,366
Financial liabilities, held for trading	$ 22,115	$ 106,597